Other Non-Current Assets (Details) - USD ($)	Jun. 30, 2025	Jun. 30, 2024
Junpo Jiyuan [Member]
Other Non-Current Assets [Line Items]
Equity investment	$ 26,715	$ 26,650
Xiamen Hualiu Boying Film & Media Co., Ltd [Member]
Other Non-Current Assets [Line Items]
Equity investment	8,527	$ 27,639
Wanyee Trading Company Limited [Member]
Other Non-Current Assets [Line Items]
Prepayment for brand authorization	$ 140,000